Leases	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leases	Leases
Our portfolio of leases consists of office spaces with lease terms generally between 3 to 6 years. We currently do not have leases with residual value guarantees, or leases not yet commenced to which we are committed. We have variable lease payments related to office space lease operating costs that are not material. Lease liabilities have been measured by discounting future lease payments using our incremental borrowing rate as rates implicit in the leases were not readily determinable.

During 2021, we recorded a lease modification and an addition related to the office lease extension for one of our subsidiaries and a new office space lease for our Canadian head office, respectively. The weighted-average rate applied was 15%.
The following table summarizes our right-of-use assets outstanding at December 31:

	2021	2020
As at beginning of year	$372,468	$430,713
Additions	208,976	297,373
Lease modification	323,782	—
Depreciation expense	(321,822)	(357,230)
Foreign exchange impact	847	1,612
As at end of year	$584,251	$372,468

The following table summarizes our lease liabilities outstanding at December 31:

	2021	2020
As at beginning of year	$402,059	$506,275
Additions	203,868	297,373
Lease modification	323,782	—
Payment of lease liabilities	(365,510)	(460,724)
Interest expense on lease liabilities	91,727	68,526
Foreign exchange impact	(1,173)	(9,391)
As at end of year	$654,753	$402,059

Our total undiscounted lease liability as at December 31, 2021 is as follows:

December 31, 2021
Less than one year	$372,707
One to five years	434,936
More than five years	—
Total undiscounted lease liability	$807,643